Consolidated Balance Sheets - USD ($)		Nov. 30, 2023	Nov. 30, 2022
ASSETS
Cash and cash equivalents		$ 31,109,882	$ 6,610,424
Restricted cash		1,488,120	1,579,534
Term deposits		2,930,630	1,534,336
Accounts receivable		169,067	946,342
Investments		2,818,152	1,686,705
Real estate inventories		186,692,599	196,951,361
Prepaid expenses		9,457,311	15,662,013
Property and equipment, net		11,039,774	10,002,143
Operating lease right-of-use assets		2,271,647	1,349,662
Other assets (including loan receivable of $276,207 and $602,674 from a related party as of November 30, 2023 and 2022, respectively)		8,399,765	7,022,878
TOTAL ASSETS		256,376,947	243,345,398
Liabilities:
Accounts and other payables (including vendor payable of $26,537,663 and $25,841,648 to a related party as of November 30, 2023 and 2022, respectively)		27,995,612	27,145,398
Bank and other borrowings (including loan payable of $Nil and $3,589 to a related party as of November 30, 2023 and 2022, respectively)		86,829,213	101,091,296
Income tax payables		12,764,215	17,233,749
Operating lease liabilities		2,421,408	1,337,506
Other liabilities		5,690,623	5,835,529
TOTAL LIABILITIES		135,701,071	152,643,478
Shareholders’ Equity:
Common shares (196,000,000 shares authorized, 49,000,000 shares issued and outstanding as of November 30, 2023 and 2022, with no stated value)	[1]	469,439	469,439
Additional paid-in capital		6,627
Retained earnings		148,021,183	110,912,987
Accumulated other comprehensive loss		(27,821,373)	(20,680,506)
TOTAL SHAREHOLDERS’ EQUITY		120,675,876	90,701,920
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 256,376,947	$ 243,345,398

[1]	Given effect of the Stock Split, see Note 8.